Share Capital - Capital Issued (Details) - EUR (€) € / shares in Units, € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital
Share capital	€ (68,952)	€ (65,704)	€ (21,777)	€ (1,843)
Par value per share (in euro per share)	€ 0.03
Share Capital
Disclosure of classes of share capital
Share capital	€ 1,447	€ 1,423	€ 1,423	€ 1,414
Number of shares outstanding (in shares)	48,236,671	47,426,851	47,426,851	47,133,328